Income Taxes Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current:
Federal									$ 0	$ (876)	$ 0
State									(911)	0	(678)
Foreign									(6,703)	(5,268)	(2,143)
Current income tax provision									(7,614)	(6,144)	(2,821)
Deferred:
Federal									6,311	(2,350)	18,638
State									(209)	(421)	1,402
Foreign									130	1,498	1,175
Deferred income tax provision									6,232	(1,273)	21,215
Income taxes	$ (2,342)	$ (1,433)	$ (2,018)	$ 4,410	$ (7,122)	$ (12,202)	$ 4,812	$ 7,095	$ (1,382)	$ (7,417)	$ 18,394